Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid (in dollars per share)	$ 0.15	$ 0.25